Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31	December 31
	2014	2015
Denominated in U.S. dollars	8,194	8,987
Denominated in Euro	2,725	6,163
Denominated in NIS	428	1,768
Denominated in GBP	1,597	1,798
Other	57	46

	13,001	18,762